PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2022	$4,256	$1,608	$253	$13,512	$19,629
Additions	399	432	-	354	1,185
Deductions	-	-	-	-	-

Balance on December 31, 2022	4,655	2,040	253	13,866	20,814

Accumulated Depreciation:

Balance on January 1, 2022	3,672	1,347	176	12,361	17,556
Additions	326	206	13	214	759
Deductions	-	-	-	-	-

Balance on December 31, 2022	3,998	1,553	189	12,575	18,315

Depreciated cost on December 31, 2022	$657	$487	$64	$1,291	$2,499

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2021	$4,150	$3,009	$264	$13,690	$21,113
Additions	314	211	-	297	822
Deductions	(208)	(1,612)	(11)	(475)	(2,306)

Balance on December 31, 2021	4,256	1,608	253	13,512	19,629

Accumulated Depreciation:

Balance on January 1, 2021	3,457	2,830	173	12,581	19,041
Additions	311	129	14	242	696
Deductions	(96)	(1,612)	(11)	(462)	(2,181)

Balance on December 31, 2021	3,672	1,347	176	12,361	17,556

Depreciated cost on December 31, 2021	$584	$261	$77	$1,151	$2,073